Borrowings Loans and Borrowings - Narrative (Details) £ in Thousands, € in Millions	12 Months Ended
	Jun. 30, 2020 GBP (£) claim	Jun. 30, 2020 EUR (€)	Jun. 30, 2019 GBP (£)
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	£ 0		£ 21
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	0		£ 0
Undrawn borrowing facilities	£ 200,000
Class Guarantee
Disclosure of detailed information about borrowings [line items]
Number of claims | claim	0
Class Guarantee | Endava Romania SRL | Romanian Ministry Of Finance
Disclosure of detailed information about borrowings [line items]
Bank guarantees | €		€ 9